Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill Disclosure [Abstract]
Goodwill, Beginning, Balance	$ 135,682	$ 117,743
Business combinations	8,545	11,550
Measurement period adjustments	879	2,061
Foreign currency translation adjustments	1,697	4,328
Goodwill, Ending, Balance	146,803	135,682
IT professional services [Member]
Goodwill Disclosure [Abstract]
Goodwill, Beginning, Balance	69,346	60,346
Business combinations	5,068	5,832
Measurement period adjustments	321	1,443
Foreign currency translation adjustments	868	1,725
Goodwill, Ending, Balance	75,603	69,346
Software services [Member]
Goodwill Disclosure [Abstract]
Goodwill, Beginning, Balance	66,336	57,397
Business combinations	3,477	5,718
Measurement period adjustments	558	618
Foreign currency translation adjustments	829	2,603
Goodwill, Ending, Balance	$ 71,200	$ 66,336